Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 270,067	$ 362,938
Customer deposits	672,440	698,770
Employee related liabilities	332,072	356,188
Miscellaneous other	370,003	391,330
Accounts payable and accrued liabilities	$ 1,644,582	$ 1,809,226